PIMCO Global Bond Opportunities Portfolio Unhedged Shareholder Fees	Dec. 31, 2025 USD ($)
Administrative Class [Member] | PIMCO Global Bond Opportunities Portfolio Unhedged | Administrative
Prospectus [Line Items]
Shareholder Fee, Other